Loans and Allowance for Credit Losses - Summary of Company's Loan Portfolio as of the Dates Indicated (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs	$ 13,575,531	$ 12,281,510
Allowance for loan losses	(142,211)	(97,787)	$ (113,031)
Unamortized premiums, net of unearned discounts and deferred fees, net of costs	(13,003)	(26,442)
Loans after the allowance for loan losses, unamortized premiums, unearned discounts and deferred fees and costs	13,420,317	12,157,281
Commercial Portfolio Segment | Commercial and industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs	3,150,946	2,960,527
Allowance for loan losses	(26,859)	(18,018)	(26,617)
Commercial Portfolio Segment | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs	5,155,323	4,522,513
Allowance for loan losses	(54,730)	(52,373)	(54,569)
Commercial Portfolio Segment | Commercial construction
Financing Receivable, Allowance for Credit Loss [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs	336,276	222,328
Allowance for loan losses	(7,085)	(2,585)	(4,553)
Commercial Portfolio Segment | Business banking
Financing Receivable, Allowance for Credit Loss [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs	1,090,492	1,334,694
Allowance for loan losses	(16,189)	(10,983)	(13,152)
Residential Portfolio Segment | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs	2,460,849	1,926,810
Allowance for loan losses	(28,129)	(6,556)	(6,435)
Consumer Portfolio Segment | Consumer home equity
Financing Receivable, Allowance for Credit Loss [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs	1,187,547	1,100,153
Allowance for loan losses	(6,454)	(3,722)	(3,744)
Consumer Portfolio Segment | Other consumer
Financing Receivable, Allowance for Credit Loss [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs	194,098	214,485
Allowance for loan losses	(2,765)	(3,308)	$ (3,467)
Consumer Portfolio Segment | Automobile loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs	$ 18,100	$ 53,300